Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 266.5	$ 248.2	$ 521.8	$ 493.4	$ 1,021.7	$ 938.4	$ 794.7
Operating expenses:
Compensation and benefits	31.4	28.6	60.0	63.7	124.0	128.8	90.1
Purchased services	33.7	36.7	69.5	72.9	144.6	131.6	126.7
Fuel	44.6	39.2	86.6	78.7	164.1	150.6	119.2
Equipment costs	18.9	18.7	38.9	36.8	77.9	83.2	78.1
Depreciation and amortization	25.3	22.4	49.9	44.5	91.3	86.8	94.0
Materials and other	19.6	13.1	34.3	24.4	59.1	55.0	55.0
Elimination of deferred statutory profit sharing liability, net	0	(43.0)	0	(43.0)	(43.0)	0	0
Gain on insurance recoveries related to hurricane damage					0	(14.8)	0
Total operating expenses	173.5	115.7	339.2	278.0	618.0	621.2	563.1
Operating income	93.0	132.5	182.6	215.4	403.7	317.2	231.6
Equity in net earnings of unconsolidated affiliate	0.4	0.7	1.1	1.5	3.2	2.8	6.6
Interest expense	(14.5)	(22.2)	(36.0)	(44.7)	(88.4)	(80.2)	(97.8)
Debt retirement costs	(109.9)	0	(109.9)	0	(0.5)	(10.3)	(52.5)
Foreign exchange gain (loss)	(17.5)	(2.8)	(4.6)	0.1	3.0	(9.6)	4.9
Other income (loss), net	0	0	(0.1)	(0.1)	(0.2)	2.6	2.3
Income (loss) before income taxes	(48.5)	108.2	33.1	172.2	320.8	222.5	95.1
Income tax expense (benefit)	(13.1)	36.8	14.3	64.0	129.6	48.6	31.3
Net income (loss)	(35.4)	71.4	18.8	108.2	191.2	173.9	63.8
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments, net of tax of $0.0 million for all periods presented	(0.7)	(0.7)	(0.1)	0.2	0.9	(1.3)	0.6
Other comprehensive income (loss) - foreign currency translation adjustment	(0.7)	(0.7)	(0.1)	0.2	0.9	(1.3)	0.6
Comprehensive income (loss)	$ (36.1)	$ 70.7	$ 18.7	$ 108.4	$ 192.1	$ 172.6	$ 64.4